OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER PAYABLES AND ACCRUED EXPENSES
Payroll and other employee related accruals	$ 17,999	$ 21,000
Forward liability	5,150
Accrued expenses	9,511	9,344
Government authorities	2,806	4,226
Provision for returns	2,704	3,509
Other	146	271
Other Payables And Accrued Expenses	$ 38,316	$ 38,350